Segment and Geographic Area Information - Schedule of Geographic Information for Long-lived Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,755	$ 2,541
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,986	1,864
Hungary
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	218	199
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	153	121
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	130	112
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	63	68
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	62	54
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	48	29
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 95	$ 94